ITEM 1. SCHEDULES OF INVESTMENTS

T. ROWE PRICE NEW INCOME FUND
Unaudited		August 31, 2006
Portfolio of Investments †	$Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 22.1%
Aerospace & Defense 0.3%
Boeing Capital, 6.10%, 3/1/11	5,585	5,771
Northrop Grumman, 7.125%, 2/15/11	5,500	5,864
		11,635
Automotive 0.7%
DaimlerChrysler, 6.50%, 11/15/13	9,120	9,400
DaimlerChrysler, VR, 5.918%, 8/3/09	3,875	3,881
Ford Motor Credit, 5.80%, 1/12/09	7,850	7,506
Ford Motor Credit, VR, 6.366%, 11/16/06	2,690	2,690
General Motors Acceptance Corp., 5.625%, 5/15/09	5,400	5,221
		28,698
Banking 2.3%
Bank of America, 5.75%, 8/15/16	5,090	5,164
Bank of America Capital Trust, 5.625%, 3/8/35	5,570	5,099
Bank One, 5.25%, 1/30/13	4,920	4,870
BB&T, 6.75%, 6/7/36	7,725	8,183
Capital One Bank, 6.50%, 6/13/13	7,910	8,252
Citigroup, 5.30%, 1/7/16	6,750	6,672
First Union, 6.40%, 4/1/08	2,055	2,092
HBOS, 6.00%, 11/1/33 (1)	3,990	4,008
HSBC Holdings, 6.50%, 5/2/36	3,040	3,212
Huntington National Bank, 4.375%, 1/15/10	5,200	5,044
JPMorgan Chase Capital XVII, 6.95%, 8/17/36	2,310	2,426
MBNA America Bank, 4.625%, 8/3/09	4,550	4,488
MBNA America Bank, 7.125%, 11/15/12	2,200	2,401
Mizuho Capital Markets, 6.686%, 12/31/49 (1)	1,800	1,797
MUFG Capital Finance, 6.346%, 7/29/49	2,300	2,260
Northern Trust, 5.30%, 8/29/11	3,840	3,846
Sumitomo Mitsui Banking, 5.625%, 7/29/49 (1)	2,300	2,210
U.S. Bancorp, 4.50%, 7/29/10	4,450	4,348
Wachovia Bank, 4.875%, 2/1/15	7,885	7,589
Wachovia Corporation, 5.50%, 8/1/35	2,740	2,558
Wells Fargo, 4.875%, 1/12/11	5,500	5,415
		91,934
Beverages 0.2%
Sabmiller, 6.20%, 7/1/11 (1)	6,360	6,523
		6,523
Broadcasting 0.1%
Viacom, 5.75%, 4/30/11 (1)	3,700	3,695
		3,695
Building & Real Estate 0.6%
Centex, 5.45%, 8/15/12	4,830	4,683
D.R. Horton, 5.625%, 9/15/14	5,950	5,576
KB Home, 6.25%, 6/15/15	3,860	3,479
Lennar, 5.60%, 5/31/15	4,080	3,851
NVR, 5.00%, 6/15/10	2,475	2,394
Pulte Homes, 5.20%, 2/15/15	5,970	5,535
		25,518
Building Products 0.1%
LaFarge, 6.15%, 7/15/11	2,375	2,420
		2,420
Cable Operators 0.6%
AT&T Broadband, 8.375%, 3/15/13	8,155	9,241
Comcast, 4.95%, 6/15/16	2,660	2,460
Cox Communications, 7.125%, 10/1/12	6,415	6,781
Cox Communications, 7.75%, 11/1/10	105	113
Rogers Cable, 5.50%, 3/15/14	3,820	3,524
		22,119
Chemicals 0.1%
Invista, 9.25%, 5/1/12 (1)	2,950	3,097
		3,097
Computer Service & Software 0.3%
Cisco Systems, 5.25%, 2/22/11	5,335	5,332
Oracle, 5.00%, 1/15/11	6,200	6,104
		11,436
Conglomerates 0.9%
GE Capital, 6.00%, 6/15/12	12,625	13,055
GE Capital, 6.125%, 2/22/11	5,290	5,471
Hutchison Whampoa International, 6.25%, 1/24/14 (1)	7,300	7,487
Tyco International, 6.375%, 10/15/11	6,655	6,939
United Technologies, 5.40%, 5/1/35	2,850	2,716
		35,668
Consumer Products 0.1%
Eastman Kodak, 7.25%, 11/15/13	2,950	2,854
Fortune Brands, 5.125%, 1/15/11	2,500	2,451
		5,305
Container 0.1%
Sealed Air, 5.375%, 4/15/08 (1)	4,830	4,808
		4,808
Diversified Chemicals 0.1%
Dow Chemical, 6.125%, 2/1/11	2,995	3,079
		3,079
Drugs 0.2%
Amgen, 4.00%, 11/18/09	3,045	2,942
Genentech, 4.75%, 7/15/15	3,820	3,619
Teva Pharmaceutical, 5.55%, 2/1/16	2,610	2,534
		9,095
Energy 0.3%
Chesapeake Energy, 6.50%, 8/15/17	325	301
Chesapeake Energy, 6.625%, 1/15/16	3,675	3,528
XTO Energy, 5.65%, 4/1/16	3,000	2,959
YPF Sociedad Anonima, 10.00%, 11/2/28	4,320	5,206
		11,994
Entertainment & Leisure 0.1%
International Speedway, 4.20%, 4/15/09	2,130	2,063
		2,063
Exploration & Production 0.3%
Diamond Offshore Drilling, 4.875%, 7/1/15	5,040	4,749
Diamond Offshore Drilling, 5.15%, 9/1/14	3,250	3,129
Encana Holdings Finance, 5.80%, 5/1/14	4,780	4,824
		12,702
Financial 1.5%
American General Finance, 5.40%, 12/1/15	6,465	6,364
CIT Group, 6.00%, 4/1/36	3,700	3,554
Colonial Bank, 9.375%, 6/1/11	3,690	4,200
Countrywide Financial, 6.25%, 5/15/16	7,660	7,744
HSBC Finance, 5.00%, 6/30/15	5,570	5,344
HSBC Finance, 5.50%, 1/19/16	10,260	10,187
International Lease Finance Corp., 5.45%, 3/24/11	7,720	7,727
Northern Trust, 4.60%, 2/1/13	2,855	2,730
Residential Capital, 6.125%, 11/21/08	1,695	1,700
Residential Capital, VR, 7.337%, 4/17/09 (1)	2,000	2,002
SLM Corporation, VR, 5.29%, 4/1/09 (Tender 9/1/06)	3,714	3,538
SLM Corporation, VR, 5.685%, 1/26/09	5,200	5,215
		60,305
Food Processing 0.4%
Bunge Limited Finance, 4.375%, 12/15/08	7,545	7,343
McCormick & Co., 5.20%, 12/15/15	4,840	4,695
Tate & Lyle, 6.125%, 6/15/11 (1)	2,000	2,026
WM Wrigley, 4.65%, 7/15/15	1,365	1,290
		15,354
Food/Tobacco 0.1%
Philip Morris, 7.20%, 2/1/07	1,730	1,740
Reynolds, 7.25%, 6/1/13 (1)	3,100	3,174
		4,914
Forest Products 0.1%
Celulosa Arauco y Constitucion, 8.625%, 8/15/10	5,100	5,610
		5,610
Gaming 0.4%
GTECH Holdings, 4.50%, 12/1/09	5,265	5,134
Harrah's Operating, 5.50%, 7/1/10	3,430	3,391
MGM Mirage, 6.00%, 10/1/09	3,500	3,408
Station Casinos, 6.50%, 2/1/14	3,500	3,273
		15,206
Gas & Gas Transmission 1.0%
Atmos Energy, 4.00%, 10/15/09	5,355	5,119
Boardwalk Pipelines, 5.50%, 2/1/17	1,280	1,233
Duke Capital, 6.25%, 2/15/13	6,910	7,028
Enterprise Products Operations, 4.95%, 6/1/10	3,340	3,261
Kinder Morgan Finance, 5.70%, 1/5/16	7,260	6,603
National Gas Company of Trinidad & Tobago
6.05%, 1/15/36 (1)	2,580	2,479
Panhandle Eastern Pipeline, 4.80%, 8/15/08	3,340	3,290
Southern California Gas, 5.75%, 11/15/35	5,505	5,447
Valero Energy, 3.50%, 4/1/09	6,580	6,281
		40,741
Health Care 0.4%
Highmark, 6.80%, 8/15/13 (1)	3,715	3,852
Medtronic, 4.75%, 9/15/15	6,415	6,038
UnitedHealth Group, 5.25%, 3/15/11	4,480	4,452
Wellpoint, 5.00%, 1/15/11	3,335	3,279
		17,621
Information Technology 0.1%
SunGard, 9.125%, 8/15/13	3,500	3,618
Xerox, 6.75%, 2/1/17	2,000	2,015
		5,633
Insurance 1.5%
ACE INA Holdings, 5.875%, 6/15/14	3,665	3,653
Cigna, 7.40%, 5/15/07	1,860	1,882
Cincinnati Financial, 6.92%, 5/15/28	3,435	3,708
Fund American Companies, 5.875%, 5/15/13	4,395	4,299
Genworth Financial, 5.75%, 6/15/14	4,360	4,406
Jefferson-Pilot Capital Trust, 8.14%, 1/15/46 (1)	2,780	2,906
Mangrove Bay Trust, 6.102%, 7/15/33 (1)	2,300	2,192
Marsh & McLennan, 5.375%, 7/15/14	2,775	2,653
Nationwide Financial Services, 5.90%, 7/1/12	4,800	4,881
Nationwide Mutual Insurance, 6.60%, 4/15/34 (1)	2,535	2,446
NLV Financial, 7.50%, 8/15/33 (1)	3,135	3,318
Principal Life Global Funding I, 5.25%, 1/15/13 (1)	4,550	4,478
Security Benefit Life Insurance, 7.45%, 10/1/33 (1)	2,000	2,203
Sun Life of Canada (U.S.) Capital Trust, 8.526%, 5/29/49 (1)	6,500	6,873
Torchmark, 6.375%, 6/15/16	4,000	4,122
Transamerica Capital, 7.65%, 12/1/26 (1)	2,320	2,569
Transatlantic Holdings, 5.75%, 12/14/15	4,070	4,002
		60,591
Investment Dealers 1.2%
Bear Stearns Companies, 5.50%, 8/15/11	4,460	4,479
CS First Boston, 5.50%, 8/16/11	4,220	4,240
Franklin Resources, 3.70%, 4/15/08	1,530	1,492
Goldman Sachs Capital I, 6.345%, 2/15/34	12,660	12,481
Jefferies Group, 6.25%, 1/15/36	4,160	3,969
Legg Mason, 6.75%, 7/2/08	2,370	2,427
Lehman Brothers Holdings, 3.50%, 8/7/08	6,960	6,744
Merrill Lynch, 6.05%, 5/16/16	10,000	10,311
Morgan Stanley, 6.25%, 8/9/26	2,020	2,070
		48,213
Manufacturing 0.1%
John Deere Capital, 7.00%, 3/15/12	4,870	5,237
		5,237
Media & Communications 0.4%
News America, 6.40%, 12/15/35	4,925	4,715
Time Warner Entertainment, 7.25%, 9/1/08	4,895	5,050
Time Warner Entertainment, 8.375%, 3/15/23	5,100	5,718
		15,483
Metals 0.1%
Alcoa, 6.00%, 1/15/12	4,355	4,478
		4,478
Metals & Mining 0.2%
BHP Finance, 4.80%, 4/15/13	6,300	6,082
Newmont Mining, 5.875%, 4/1/35	2,675	2,474
		8,556
Oil Field Services 0.2%
Halliburton, 5.50%, 10/15/10	7,355	7,375
		7,375
Other Telecommunications 0.2%
Telus, 8.00%, 6/1/11	3,940	4,339
Windstream, 8.625%, 8/1/16 (1)	2,900	3,078
		7,417
Petroleum 1.0%
Amerada Hess, 7.875%, 10/1/29	3,360	3,924
ConocoPhillips, 5.90%, 10/15/32	4,230	4,266
Devon Financing, 6.875%, 9/30/11	9,030	9,582
Gazprom OAO, 8.625%, 4/28/34 (Tender 4/28/14)	4,000	4,990
Pemex Project Funding Master Trust, 5.75%, 12/15/15	6,050	5,929
Pemex Project Funding Master Trust, VR, 6.629%, 6/15/10 (1)	4,360	4,469
Petro-Canada, 5.95%, 5/15/35	4,410	4,186
PF Export Receivables Master Trust, 6.436%, 6/1/15 (1)	2,012	1,997
		39,343
Publishing 0.2%
Dun & Bradstreet, 5.50%, 3/15/11	3,025	3,031
R.H. Donnelley Finance, 8.875%, 1/15/16	3,000	2,951
		5,982
Railroads 0.3%
Canadian National Railway, 6.25%, 8/1/34	4,740	5,009
Norfolk Southern, 6.00%, 4/30/08	5,735	5,790
		10,799
Real Estate Investment Trust Securities 0.4%
Archstone-Smith Operating Trust, 5.25%, 5/1/15	4,210	4,077
Avalonbay Communities, 6.125%, 11/1/12	3,570	3,669
Federal Realty Investment Trust, 6.00%, 7/15/12	2,035	2,072
Reckson Operating, 6.00%, 3/31/16	3,665	3,657
Simon Property Group, 3.75%, 1/30/09	4,320	4,164
		17,639
Restaurants 0.1%
Yum! Brands, 7.70%, 7/1/12	3,530	3,868
		3,868
Retail 0.3%
J.C. Penney, 7.375%, 8/15/08	2,715	2,804
J.C. Penney, 9.00%, 8/1/12	2,100	2,430
Wal-Mart, 5.25%, 9/1/35	4,870	4,480
		9,714
Savings & Loan 0.1%
Webster Financial, 5.125%, 4/15/14	4,930	4,746
		4,746
Services 0.1%
Hertz, 8.875%, 1/1/14 (1)	2,975	3,094
		3,094
Specialty Retailers 0.1%
Home Depot, 5.40%, 3/1/16	5,750	5,692
		5,692
Supermarkets 0.2%
Kroger, 8.05%, 2/1/10	7,170	7,707
		7,707
Telephones 0.9%
AT&T, 5.10%, 9/15/14	4,245	4,057
AT&T, 5.30%, 11/15/10	3,300	3,278
AT&T, 6.45%, 6/15/34	7,465	7,383
France Telecom, STEP, 7.75%, 3/1/11	3,950	4,315
Telecom Italia Capital, 5.25%, 11/15/13	3,630	3,455
Telecom Italia Capital, 7.20%, 7/18/36	4,000	4,178
Telefonos de Mexico, 5.50%, 1/27/15	3,665	3,537
Verizon Global Funding, 7.75%, 12/1/30	5,245	5,930
		36,133
Transportation Services 0.1%
ERAC USA Finance Company, 5.60%, 5/1/15 (1)	4,270	4,170
		4,170
Utilities 2.2%
Alabama Power, VR, 5.59%, 8/25/09	3,690	3,699
Appalachian Power, 6.375%, 4/1/36	3,125	3,129
Black Hills, 6.50%, 5/15/13	3,435	3,463
CE Electric UK Funding, 6.995%, 12/30/07 (1)	3,555	3,590
Centerpoint Energy, 7.25%, 9/1/10	3,415	3,606
Colorado Interstate Gas, 5.95%, 3/15/15	1,050	982
Colorado Interstate Gas, 6.80%, 11/15/15	2,450	2,413
El Paso Electric, 6.00%, 5/15/35	4,900	4,715
Exelon Generation, 5.35%, 1/15/14	4,550	4,453
FirstEnergy, 6.45%, 11/15/11	5,755	5,973
Florida Power & Light, 6.20%, 6/1/36 (1)	2,230	2,347
MidAmerican Energy, 6.125%, 4/1/36 (1)	4,200	4,160
Mirant North America, 7.375%, 12/31/13	3,500	3,456
NRG Energy, 7.25%, 2/1/14	1,025	1,010
NRG Energy, 7.375%, 2/1/16	2,975	2,930
Pacific Gas & Electric, 4.80%, 3/1/14	3,655	3,498
PPL Capital Funding, 4.33%, 3/1/09	4,705	4,577
Progress Energy, 5.625%, 1/15/16	6,335	6,252
Public Service of New Mexico, 4.40%, 9/15/08	4,395	4,302
Sierra Pacific Resources, 8.625%, 3/15/14	2,050	2,214
Southern California Edison, 4.65%, 4/1/15	3,875	3,640
Tri-State Generation, 6.04%, 1/31/18 (1)	2,640	2,642
Virginia Electric & Power, 6.00%, 1/15/36	5,060	4,900
Westar Energy, 5.10%, 7/15/20	2,790	2,581
WPD Holdings, 6.875%, 12/15/07 (1)	2,500	2,539
		87,071
Wireless Communications 0.6%
America Movil, 6.375%, 3/1/35	3,625	3,426
AT&T Wireless, 7.875%, 3/1/11	4,535	4,944
Nextel Communications, 6.875%, 10/31/13	3,655	3,690
Nextel Communications, 7.375%, 8/1/15	1,636	1,689
Rogers Wireless, 7.50%, 3/15/15	3,000	3,139
Sprint Capital, 6.875%, 11/15/28	6,065	6,133
		23,021
Wireline Communications 0.2%
Telefonica Emisiones, 6.421%, 6/20/16	5,830	5,971
		5,971

Total Corporate Bonds (Cost $883,983)		879,473

ASSET-BACKED SECURITIES 5.3%
Asset-Backed Other 0.2%
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	8,303	8,387
Marriott Vacation Club Owner Trust
Series 2006-1A, Class B
5.827%, 4/1/28 (1)	819	827
		9,214
Auto Backed 1.6%
Americredit Automobile Receivable Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	5,400	5,456
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	7,797	7,772
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (1)	24,350	24,392
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	3,575	3,581
Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	9,050	9,012
Triad Automobile Receivable Trust
Series 2006-B, Class A4
5.52%, 11/12/12	13,000	13,170

		63,383

Credit Card Backed 0.6%

Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8, VR
5.46%, 8/15/14	17,075	17,133

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	8,205	7,952

		25,085

Equipment Lease Small 0.2%

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (1)	8,026	7,894

		7,894

Home Equity Loans Backed 1.6%

BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	965	965

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	795	788

Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2, VR
4.831%, 8/25/35	4,413	4,344

Credit-Based Asset Services & Securitization
Series 2006-CB3, Class AV3, VR
5.494%, 3/25/36	18,050	18,087

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3, VR
5.474%, 6/25/36	6,690	6,706
New Century Home Equity Loan Trust
Series 2005-A, Class A6, VR
4.954%, 8/25/35	19,052	18,545

New Century Home Equity Loan Trust
Series 2005-A, Class M2, VR
5.344%, 8/25/35	5,115	5,000

Residential Asset Securities Corporation
Series 2006-KS3, Class AI3, VR
5.494%, 4/25/36	10,100	10,121

		64,556

Stranded Asset 1.1%

CenterPoint Energy Transition Bond
Series 2005-A, Class A2
4.97%, 8/1/14	3,950	3,928

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	10,189	10,798

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	10,647	11,169

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	6,806	7,286

Reliant Energy Transition Bond Company
Series 2001-1, Class A4
5.63%, 9/15/15	7,954	8,075

		41,256

Total Asset-Backed Securities (Cost $211,650)		211,388

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 10.3%

Commercial Mortgage Backed Securities 7.1%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	19,124	18,429
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO
4.83%, 8/15/38	7,618	7,375

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	18,861	18,784

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	13,769	12,983

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	10,068	9,740

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	11,911	11,666

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	7,313	7,257

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO
5.712%, 9/11/38	20,725	21,175

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-C1, Class AJ, CMO, VR
5.40%, 7/15/44	1,850	1,824

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	10,828	10,629

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	12,063	12,596

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	10,485	10,962

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	10,377	10,339

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	2,215	2,189
Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	3,475	3,337

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	15,965	16,250

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	6,751	6,958

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	13,361	12,945

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	21,400	21,387

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	17,092	16,601

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	9,309	8,869

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	10,903	10,711

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	3,174	3,037

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	18,300	17,876

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	8,722	8,936

		282,855

Whole Loans-Backed 3.2%

Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, VR
4.264%, 1/25/34	9,763	9,597
Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, VR
4.121%, 2/25/34	5,255	5,155

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, VR
4.197%, 5/25/34	3,130	3,065

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, VR
4.754%, 9/25/34	3,316	3,276

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, VR
4.967%, 10/25/34	3,541	3,483

Bank of America Mortgage Securities
Series 2005-A, Class 2A2, CMO, VR
4.462%, 2/25/35	24,918	24,495

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, VR
5.098%, 11/25/35	12,642	12,536

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, VR
5.272%, 11/25/35	5,966	5,904

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, VR
4.70%, 8/27/35	17,788	17,456

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB
5.591%, 3/25/36	6,798	6,837

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1, VR
4.561%, 9/25/35	13,849	13,581

Washington Mutual Mortgage Securities
Series 2004-AR1, Class A, CMO, VR
4.229%, 3/25/34	3,110	3,046

Washington Mutual Mortgage Securities
Series 2005-AR3, Class A2, CMO, VR
4.642%, 3/25/35	5,285	5,172

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.548%, 3/25/35	5,246	5,166
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.802%, 1/25/34	9,890	9,638
		128,407

Total Non-U.S. Government Mortgage-Backed Securities (Cost $418,557)		411,262

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 34.7%
U.S. Government Agency Obligations (3) 32.4%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 9/1/35	57,317	54,615
5.00%, 1/1/09 - 11/1/35	155,518	150,071
5.50%, 3/1/18 - 4/1/29	37,583	37,580
6.00%, 8/1/21 - 12/1/33	6,957	7,018
6.50%, 5/1/17 - 2/1/36	10,583	10,766
7.00%, 2/1/24 - 6/1/32	1,740	1,791
7.50%, 5/1/24 - 6/1/24	152	158
10.50%, 3/1/13 - 8/1/20	10	12
11.00%, 11/1/17	4	4
Federal Home Loan Mortgage, ARM
4.532%, 9/1/32	1,366	1,350
4.562%, 9/1/35	7,964	7,698
4.715%, 8/1/35	9,498	9,219
4.787%, 7/1/35	3,331	3,324
5.061%, 11/1/35	5,286	5,206
5.079%, 3/1/36	8,041	7,902
5.428%, 1/1/36	2,747	2,708
Federal Home Loan Mortgage, CMO
4.50%, 3/15/16	29,183	28,402
5.00%, 11/15/27	19,022	18,679
5.50%, 8/15/16 - 4/15/28	33,695	33,586
6.00%, 9/15/16 - 6/15/35	24,472	24,930
6.50%, 3/15/23 - 8/15/30	20,209	20,734
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11-4/15/18	18,059	1,496
Federal Home Loan Mortgage, CMO, Principal Only, 8/1/28	299	237
Federal National Mortgage Assn.
4.50%, 5/1/18 - 8/1/35	73,977	70,208
5.00%, 1/1/09 - 10/1/35	32,062	31,092
5.50%, 7/1/13 - 1/1/36	303,443	299,616
6.00%, 9/19/19 - 1/1/36	185,154	186,070
6.50%, 6/1/13 - 9/1/36	77,296	78,714
7.00%, 10/1/29 - 11/1/30	84	86
Federal National Mortgage Assn., ARM
4.662%, 9/1/35	9,599	9,320
4.79%, 11/1/35	9,747	9,766
4.822%, 6/1/35	5,877	5,833
5.069%, 8/1/36	14,884	14,694
5.114%, 10/1/35	4,986	4,924
5.323%, 12/1/35	4,555	4,494
5.365%, 12/1/35	5,592	5,580
5.522%, 12/1/35	8,302	8,275
5.678%, 1/1/36	21,943	21,867
5.698%, 12/1/35	2,750	2,739
6.001%, 8/1/36	11,363	11,466
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	6,199	6,066
5.00%, 3/25/15	14,661	14,550
5.50%, 5/25/27	13,156	13,134
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	1,946	144
6.50%, 2/1/32	1,124	261
Federal National Mortgage Assn., TBA
5.00%, 1/1/33	21,390	20,494
6.00%, 1/1/19 - 1/1/33	7,153	7,227
6.50%, 1/1/34	33,400	33,911
		1,288,017
U.S. Government Obligations 2.3%
Government National Mortgage Assn.
5.00%, 7/15/33 - 9/20/33	45,604	44,286
5.50%, 10/20/32 - 2/20/35	14,163	14,004
6.00%, 2/15/14 - 1/20/35	16,959	17,165
6.50%, 8/15/25 - 9/20/34	2,130	2,182
7.00%, 3/15/13 - 11/20/28	5,195	5,367
7.50%, 8/15/16 - 8/15/28	949	984
8.00%, 7/15/16 - 10/15/27	3,237	3,404
8.50%, 11/15/16 - 9/20/26	628	667
9.00%, 1/15/09 - 11/15/19	151	161
9.50%, 6/15/09 - 2/15/25	27	28
10.25%, 5/15/20 - 11/15/20	115	126
11.00%, 12/15/09 - 6/15/19	999	1,082
11.50%, 3/15/10 - 10/15/15	144	156
Government National Mortgage Assn., CMO
Principal Only, 3/16/28	628	523
		90,135

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $1,394,824)		1,378,152
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 21.7%
U.S. Government Agency Obligations (3) 6.8%
Federal Home Loan Bank, 5.25%, 6/18/14 (2)	14,245	14,410
Federal Home Loan Mortgage, 4.625%, 2/21/08 (2)	13,117	13,025
Federal Home Loan Mortgage, 5.00%, 7/15/14 (2)	10,100	10,056
Federal Home Loan Mortgage, 5.125%, 2/27/09	9,815	9,788
Federal Home Loan Mortgage, 5.125%, 7/15/12 (2)	56,748	56,932
Federal Home Loan Mortgage, 5.75%, 5/23/11	10,650	10,703
Federal National Mortgage Assn., 3.25%, 8/15/08 (2)	480	464
Federal National Mortgage Assn., 4.375%, 9/15/12 (2)	9,880	9,532
Federal National Mortgage Assn., 4.50%, 2/15/11 (2)	20,000	19,589
Federal National Mortgage Assn., 4.625%, 10/15/14 (2)	18,560	18,006
Federal National Mortgage Assn., 5.00%, 3/15/16 (2)	13,000	12,895
Federal National Mortgage Assn., 5.75%, 2/15/08 (2)	13,965	14,086
Federal National Mortgage Assn., 6.00%, 5/15/11 (2)	65,455	68,137
Federal National Mortgage Assn., 7.125%, 1/15/30 (2)	10,490	13,062
		270,685
U.S. Treasury Obligations 14.9%
U.S. Treasury Bonds, 4.50%, 2/15/36 (2)	3,000	2,821
U.S. Treasury Bonds, 5.375%, 2/15/31 (2)	25,750	27,371
U.S. Treasury Bonds, 6.25%, 8/15/23 (2)	21,160	24,255
U.S. Treasury Bonds, 6.25%, 5/15/30 (2)	14,550	17,217
U.S. Treasury Bonds, 6.375%, 8/15/27 (2)	4,290	5,080
U.S. Treasury Bonds, 6.50%, 11/15/26 (2)	26,870	32,122
U.S. Treasury Bonds, 7.50%, 11/15/16 (2)	31,290	38,047
U.S. Treasury Bonds, 8.00%, 11/15/21 (2)	6,500	8,603
U.S. Treasury Bonds, 8.50%, 2/15/20 (2)	21,165	28,573
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (2)	15,279	14,995
U.S. Treasury Notes, 3.50%, 11/15/06 (2)	65,856	65,630
U.S. Treasury Notes, 3.625%, 6/30/07 (2)(4)	9,000	8,897
U.S. Treasury Notes, 3.875%, 9/15/10 (2)	19,055	18,480
U.S. Treasury Notes, 3.875%, 2/15/13 (2)	8,380	7,991
U.S. Treasury Notes, 4.00%, 4/15/10 (2)	3,920	3,829
U.S. Treasury Notes, 4.125%, 5/15/15 (2)	13,005	12,438
U.S. Treasury Notes, 4.25%, 8/15/13 (2)	5,380	5,229
U.S. Treasury Notes, 4.25%, 11/15/13 (2)	45,460	44,132
U.S. Treasury Notes, 4.25%, 11/15/14 (2)	110,950	107,292
U.S. Treasury Notes, 4.50%, 2/28/11 (2)	4,809	4,771
U.S. Treasury Notes, 4.75%, 3/31/11 (2)	9,971	9,988
U.S. Treasury Notes, 4.875%, 4/30/11 (2)	11,965	12,045
U.S. Treasury Notes, 4.875%, 2/15/12 (2)	540	545
U.S. Treasury Notes, 5.00%, 8/15/11 (2)	7,500	7,615
U.S. Treasury Notes, 5.125%, 5/15/16 (2)	65,266	67,091
U.S. Treasury Stripped Interest Payment, Zero Coupon, 5/15/20	29,930	15,166
		590,223

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $854,647)		860,908

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.3%
Bundesobligation, 4.00%, 2/16/07 (EUR)	14,880	19,086
Government of Malaysia, 6.812%, 11/29/06 (MYR)	4,499	1,233
Government of Malaysia, 6.90%, 3/15/07 (MYR)	27,123	7,499
Malaysia Treasury Bill, 1/12/07 (MYR)	27,123	7,278
Republic of Poland, 5.00%, 10/24/13 (PLN)	118,100	37,108
Republic of South Africa, 6.50%, 6/2/14 (2)	9,765	10,210
United Mexican States, 8.00%, 12/19/13 (MXN)	347,800	31,598
United Mexican States, 9.00%, 12/22/11 (MXN)	192,400	18,402
Total Foreign Government Obligations & Municipalities (Cost $129,982)		132,414
MUNICIPAL SECURITIES 0.5%
California 0.3%
California, GO, 5.25%, 4/1/34	2,380	2,524
California, GO, 5.50%, 11/1/33	2,320	2,533
California Public Works Board, 5.00%, 1/1/21	5,250	5,559
		10,616
Kansas 0.1%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (5)	2,945	2,938
		2,938
New York 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	3,870	3,992
		3,992
Oregon 0.0%
Oregon, Taxable Pension, GO, 5.892%, 6/1/27	1,520	1,563
		1,563
Total Municipal Securities (Cost $18,449)		19,109
CONVERTIBLE BONDS 0.1%
Real Estate Investment Trust Securities 0.1%
EOP Operating LP, 4.00%, 7/15/26 (Tender 1/18/12) (1)	2,000	2,076
Total Convertible Bonds (Cost $2,000)		2,076
COMMON STOCKS 0.4%
Bank & Trust 0.0%
U.S. Bancorp (2)	51	1,637
		1,637
Building & Real Estate 0.1%
Weingarten Realty Investors, REIT	54	2,303
		2,303
Diversified Chemicals 0.0%
DuPont (2)	39	1,558
		1,558
Electric Utilities 0.1%
Duke Energy (2)	55	1,637
NiSource	65	1,375
		3,012
Integrated Petroleum-International 0.1%
Chevron (2)	26	1,673
		1,673
Investment Companies - Stocks 0.0%
Allied Capital	41	1,266
		1,266
Other Telecommunications 0.0%
Telus (Non-voting shares)	28	1,324
		1,324
Paper & Paper Products 0.0%
International Paper (2)	43	1,495
		1,495
Pharmaceuticals 0.1%
Merck	32	1,317
Pfizer (2)	82	2,266
		3,583
Total Common Stocks (Cost $14,553)		17,851
PREFERRED STOCKS 0.1%
Real Estate Investment Trust Securities 0.1%
Roslyn Real Estate Asset, VR, 4.813% (6)	-	2,000
Total Preferred Stocks (Cost $2,046)		2,000
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Reserve Investment Fund, 5.37% (7)(8)	129,244	129,244
Total Short-Term Investments (Cost $129,244)		129,244
SECURITIES LENDING COLLATERAL 20.3%
Money Market Trust 20.3%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.247% (7)	808,138	808,138
Total Securities Lending Collateral (Cost $808,138)		808,138
Total Investments in Securities
122.1% of Net Assets (Cost $4,868,073)		$4,852,015

SWAPS 0.0%
Morgan Stanley, Protection Bought (Relevant Index: Dow Jones
CDX.NA.IG.6), Pay 0.40%, Pay upon credit default, 6/20/11	10,000	(8)
Total Swaps (Premium Paid/Received $0)		(8)

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$153,386 and represents 3.9% of net assets.
(3)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(2)	All or a portion of this security is on loan at August 31, 2006 - see Note 2
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2006.
(5)	Insured by Financial Security Assurance Inc.
(6)	Non-income producing
(7)	Seven-day yield
(8)	Affiliated company - see Note 4
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
EUR	Euro
GO	General Obligation
IO	Interest Only security for which the fund receives interest on notional principal(par)
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s).
TBA	To Be Announced purchase commitment; TBAs totaled $61,632 (1.6% of net assets) at period end; see Note 2
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end

Open Forward Currency Exchange Contracts at August 31, 2006 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
State Street Bank	9/15/06	USD	17,081	MXN	185,000	$142
State Street Bank	9/21/06	USD	18,315	MXN	198,000	191
Morgan Stanley	9/29/06	USD	6,650	MXN	72,660	1
JPMorgan Chase	9/29/06	USD	7,927	MXN	86,600	3
Morgan Stanley	10/2/06	USD	19,167	PLN	59,000	15
ABN Amro	11/24/06	USD	20,060	PLN	60,640	339

Net unrealized gain (loss) on open
forward currency exchange contracts						$691

Open Futures Contracts at August 31, 2006 were as follows:
(Amounts in 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 520 U.S. Treasury five year contracts
$48 par of 3.625% U.S. Treasury Notes
pledged as initial margin	12/06	$54,654	$160
Short, 197 U.S. Treasury Bond contracts
$52 par of 3.625% U.S. Treasury Notes
pledged as initial margin	12/06	(21,880)	(118)
Net payments (receipts) of variation
margin to date			(28)
Variation margin receivable (payable)
on open futures contracts			$14

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Income Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2006, the value of loaned securities was $796,671,000; aggregate collateral consisted of $808,138,000 in the money market pooled trust and U.S. government securities valued at $12,757,000.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $4,868,073,000. Net unrealized loss aggregated $15,350,000 at period-end, of which $48,199,000 related to appreciated investments and $63,549,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $2,341,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2006, and May 31, 2006, was $129,244,000 and $207,620,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 23, 2006